Income Taxes - Summary Of Net Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S.	$ (118,296)	$ 149,797	$ (286,809)
Foreign	(17,410)	(23,563)	46,550
Net income (loss) before income tax	$ (135,706)	$ 126,234	$ (240,259)